Note 1 - Organization and Significant Accounting Policies (Tables)	3 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	Balance at March 31, 2018	Topic ASC 606 Adjustments	Balance at April 1, 2018
Assets
Prepaid and other current assets	$87	$188	$275
Inventories, net	5,487	(1,581)	3,906
Liabilities
Deferred revenue	$3,374	$(2,568)	$806
Stockholders' Equity
Accumulated deficit	$(28,682)	$1,176	$(27,506)
For the first quarter ended June 30, 2018	Without ASC 606 Adoption	Topic ASC 606 Adjustments	As Reported
Assets

Prepaid and other current assets	$149	$643	$792
Inventories, net	5,406	(1,968)	3,438
Liabilities
Deferred revenue	$2,966	$(2,709)	257
Stockholders' Equity
Accumulated deficit	$(29,177)	$1,384	(27,793)
Revenue
Revenue	$2,247	$596	$2,843
Costs of services
Costs of services	$416	$358	774
Net loss	$(525)	$(238)	(287)
Net loss per share, basic and fully diluted	$(0.05)	$0.02	$(0.03)